UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Burlingame Asset Management, LLC
Address:  One Market Street, Spear Street Tower, Suite 3750
	  San Francisco, CA 94105


13 File Number: 028-14884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Blair E. Sanford
Title:     Managing Member
Phone:     (415) 490-2590
Signature, Place and Date of Signing:

    Blair E. Sanford  November 14, 2012


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    80,227



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL  DISCRETN MANAGERS    SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ----  -------- ---------  -------- ------  -------
BANCORP INC DEL                  Common            05969A105    1027   100,000 SH        SOLE                100,000      0        0
CHENIERE ENERGY INC              Com New           16411R208       1    32,600 SH Put    SOLE                 32,600      0        0
CLAYTON WILLIAMS ENERGY ORD      Common            969490101    4110    79,200 SH        SOLE                 79,200      0        0
COLUMBIA BANKING SYSTEM ORD      Common            197236102     464    25,000 SH        SOLE                 25,000      0        0
SALESFORCE.COM INC               Put               79466L302     721    20,000 SH Put    SOLE                 20,000      0        0
DIREXION SHS ETF                 Dly Tech Bull 3X  25459W110       5    23,600 SH Call   SOLE                 23,600      0        0
FUTUREFUEL - ORD                 Common            36116M106    8441   697,000 SH        SOLE                697,000      0        0
GENERAL MOTORS - ORD             Common            37045V100    6256   275,000 SH        SOLE                275,000      0        0
GYRODYNE COMPANY OF AMERICA REIT Common            403820103    1933    17,795 SH        SOLE                 17,795      0        0
HARVEST NATURAL RESOURCES ORD    Common            41754V103     980   109,900 SH        SOLE                109,900      0        0
HILLTOP HLDGS INC COM            Common            432748101    3686   290,000 SH        SOLE                290,000      0        0
INTEL ORD                        Common            458140100    1305    57,600 SH        SOLE                 57,600      0        0
LONE PINE RESOURCES INC          Common            54222A106     833   534,100 SH        SOLE                534,100      0        0
MARVELL TECHNOLOGY GROUP ORD     Common            G5876H105    2766   302,100 SH        SOLE                302,100      0        0
MECHEL OAO                       Common            583840509    2974 1,089,400 SH        SOLE              1,089,400      0        0
NABI BIOPHARMACEUTICALS ORD      Common            629519109    1451   819,946 SH        SOLE                819,946      0        0
NTS - INC                        Common            62943B105    7367 7,921,436 SH        SOLE              7,921,436      0        0
PAIN THERAPEUTICS INC            Common            69562K100   21522 4,261,783 SH        SOLE              4,261,783      0        0
PIONEER NATIONAL RESOURCE ORD    Common            723787107    1054    10,100 SH        SOLE                 10,100      0        0
RAMBUS INC RMBS 20140615 5.0000% NOTE 5.000% 6/1   750917AC0    4110 4,100,000 SH        SOLE              4,100,000      0        0
RICK'S CABARET PRIVATE PLCMENT   Common            765641303     568    68,571 SH        SOLE                 68,571      0        0
TFS FINL CORP                    Common            87240R107    4989   550,000 SH        SOLE                550,000      0        0
WALMART STORES INC               Common            931142103    1476    20,000 SH        SOLE                 20,000      0        0
WPX ENERGY INC                   Common            98212B103    2189   131,968 SH        SOLE                131,968      0        0
REPORT SUMMARY                 24 DATA RECORDS                 80227        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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